RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Nov. 30, 2019
Total consideration				¥ 47,000
Puze Zhongfu
Total consideration		¥ 245,603
Shenzhen Tengda
Total consideration	¥ 607,461		¥ 144,389
CreditEase Qixiang
Purchase of property from related parties		¥ 43,426
Zhuoyue
Purchase of software from related parties	¥ 12,275